Summary of Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2014
Servers, computers and other related equipment [Member]
Property and equipment useful life	3 years
Office furniture [Member]
Property and equipment useful life	3-5 years
Leasehold improvements [Member]
Property and equipment useful life	Shorter of the estimated useful life of 5 years or the lease term